Other Income, Net - Schedule of Other Income (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Non Operating Income [Line Items]
Other income, net	¥ 52,066,718	$ 7,548,965	¥ 41,911,589	¥ 49,139,337
Government Subsidy [Member]
Other Non Operating Income [Line Items]
Other income, net	15,321,092	2,221,350	35,384,908	35,888,591
Other [Member]
Other Non Operating Income [Line Items]
Other income, net	¥ 36,745,626	$ 5,327,615	¥ 6,526,681	¥ 13,250,746